Employees Salary and Related Costs - Schedule of Employees Salary and Related Costs (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 MYR (RM)
Schedule of Employees Salary and Related Costs [Abstract]
Director fees	$ 90,886	RM 370,586	RM 407,080
Director salaries	105,947	432,000	390,000
Admin salaries	525,141	2,141,262	1,485,617
Technical staff salaries	457,415	1,865,110	1,696,953
Total	1,179,389	4,808,958	3,979,650
Director related expenses	69,064	281,609	327,795
Admin related expenses	206,919	843,711	584,928
Technical staff related expenses	169,203	689,926	712,493
Total	$ 445,186	RM 1,815,246	RM 1,625,216